Trade Receivables - Summary Of Loss Allowances of Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Total trade receivables and contract assets, gross carrying amount	$ 689.8	$ 677.3
Trade receivables and contract assets [Member]
Disclosure of provision matrix [line items]
Total trade receivables and contract assets, gross carrying amount	313.3	283.6
Allowance for expected credit losses	$ (7.4)	$ (12.6)	$ (13.6)
Expected loss rate	2.40%	4.50%
Trade receivables and contract assets [Member] | Current (not past due) [Member]
Disclosure of provision matrix [line items]
Total trade receivables and contract assets, gross carrying amount	$ 289.0	$ 266.6
Allowance for expected credit losses	$ (1.7)	$ (7.3)
Expected loss rate	0.60%	2.70%
Trade receivables and contract assets [Member] | Within 90 days past due [Member]
Disclosure of provision matrix [line items]
Total trade receivables and contract assets, gross carrying amount	$ 17.9	$ 11.1
Allowance for expected credit losses	$ (0.5)	$ (1.0)
Expected loss rate	3.00%	8.80%
Trade receivables and contract assets [Member] | Between 90 days and 6 months past due [Member]
Disclosure of provision matrix [line items]
Total trade receivables and contract assets, gross carrying amount	$ 1.2	$ 1.0
Allowance for expected credit losses	$ (0.2)	$ (0.1)
Expected loss rate	13.30%	12.70%
Trade receivables and contract assets [Member] | Between 6 and 12 months past due [Member]
Disclosure of provision matrix [line items]
Total trade receivables and contract assets, gross carrying amount	$ 1.5	$ 1.0
Allowance for expected credit losses	$ (1.4)	$ (0.5)
Expected loss rate	94.90%	52.10%
Trade receivables and contract assets [Member] | More than 12 months past due [Member]
Disclosure of provision matrix [line items]
Total trade receivables and contract assets, gross carrying amount	$ 3.7	$ 3.9
Allowance for expected credit losses	$ (3.6)	$ (3.8)
Expected loss rate	95.60%	96.80%